Equity (Details Textual) - USD ($)		1 Months Ended				12 Months Ended
	Oct. 30, 2017	Jul. 31, 2017	Jul. 31, 2016	May 31, 2016	Nov. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 09, 2017
Disclosure of classes of share capital [line items]
Placement agent fees and other offering related expenses						$ 1,306,000	$ 1,059,000	$ 728,000
Public offering price per unit									$ 476.48
Shares to service providers for services granted	1,347,340						669,100
Shares to service providers for services granted, value							$ 103,000
General and administrative expenses						$ 6,333,000	$ 3,003,000	$ 1,509,000
Ordinary share [Member]
Disclosure of classes of share capital [line items]
Shares to service providers for services granted	9,930,672					9,930,672
Dexcel Ltd. [Member]
Disclosure of classes of share capital [line items]
Shares to service providers for services granted				3,009,888
Shares to service providers for services granted, value				$ 500
Series A warrant [Member]
Disclosure of classes of share capital [line items]
Public offering issued by securities					3,158,900
Warrants to purchase shares of common stock			2,378,823
Shares to service providers for services granted							1,214,340
Proceeds from exercise of warrants							$ 302,000
Direct Offering [Member]
Disclosure of classes of share capital [line items]
Company funds raised		$ 3,500,000
Placement agent fees and other offering related expenses		$ 3,100,000
Public Offering [Member]
Disclosure of classes of share capital [line items]
Company funds raised			$ 12,000,000		$ 13,000,000
Placement agent fees and other offering related expenses			$ 10,000,000
Public offering price			$ 3.40
Exercise price					$ 4.956
Warrants to purchase shares of common stock					157,945
Deduction of underwrters commisions					$ 10,600,000
Company issued securities, description			(i) 2,378,823 Class A units - comprised of 2,378,823 ADSs and 2,378,823 Series A warrants to purchase 2,378,823 ADSs, and (ii) 1,150,589 Class B units - comprised of 1,150,589 prefunded Series B warrants to purchase 1,150,589 ADSs and 1,150,589 Series A warrants to purchase 1,150,589 ADSs		Company issued 3,158,900 ADSs and 3,158,900 Series A warrants to purchase 3,158,900 ADSs. Each ADS represents 20 ordinary shares with no par value. Each warrant enables the purchase of 1 ADS. The public offering was completed at a price of USD 4.13 for a unit of 1 ADS and 1 warrant. Each warrant is exercisable for a period of 5 years for an initial exercise price of USD 4.13, which has since been adjusted to USD 3.78. In addition, the Company granted the underwriters the right to sell within 45 days up to 473,835 ADSs and/or 473,835 Series A warrants at the same terms as the public offering (of which the underwriters exercised the right to sell 220,074 warrants)
ADS [Member]
Disclosure of classes of share capital [line items]
Concurrent private placement issued		2,431,746
Warrant exercise price		$ 1.50	$ 4.08
Warrants to purchase shares of common stock		1,215,873	141,176
Shares to service providers for services granted	67,367
Shares to service providers for services granted, value	$ 96,000
General and administrative expenses	83,000
Deferred prepaid expenses	$ 13,000
Non-listed warrants		1,215,873
Issue of equity						$ 2,174,000
ADS [Member] | Series A warrant [Member]
Disclosure of classes of share capital [line items]
Warrant exercise price			$ 3.78
Warrants to purchase shares of common stock			2,378,823
ADS [Member] | Series B warrant [Member]
Disclosure of classes of share capital [line items]
Warrant exercise price			$ 0.01